OTHER CURRENT LIABILITIES (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Other Current Liabilities
Prepayment			¥ 163,355
Apex Ease Limited
Other Current Liabilities
Prepayment			130,684
Apex Ease Limited | Series G convertible redeemable preferred shares
Other Current Liabilities
Subscribed preferred share capital | $	$ 20
Receipt of prepayment of subscription of shares	20	¥ 130,700
Huangpu Investment Holding Limited
Other Current Liabilities
Prepayment			¥ 32,671
Huangpu Investment Holding Limited | Series G convertible redeemable preferred shares
Other Current Liabilities
Subscribed preferred share capital | $	5
Receipt of prepayment of subscription of shares	$ 5	¥ 32,700